Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue
Passenger revenue	$ 2,612,605	$ 2,587,389	$ 2,444,251
Cargo and mail revenue	62,460	62,483	55,290
Other operating revenue	32,343	27,755	22,245
Total operating revenue	2,707,408	2,677,627	2,521,786
Operating expenses
Fuel	696,249	765,781	572,746
Wages, salaries, benefits and other employees' expenses	450,439	443,287	415,147
Passenger servicing	102,103	104,346	99,447
Airport facilities and handling charges	181,959	186,422	171,040
Sales and distribution	210,623	210,158	200,256
Maintenance, materials and repairs	127,562	110,710	131,181
Depreciation and amortization	282,080	276,563	277,523
Impairment of non financial assets	89,344	188,624	0
Flight operations	102,806	108,437	101,647
Other operating and administrative expenses	118,090	123,737	114,415
Total operating expenses	2,361,255	2,518,065	2,083,402
Operating profit	346,153	159,562	438,384
Non-operating (expense) income
Finance cost	(57,432)	(50,825)	(51,096)
Finance income	24,405	23,628	17,939
(Loss) Gain on foreign currency fluctuations	(15,408)	(9,398)	6,218
Net change in fair value of derivatives	0	0	2,801
Other non-operating expense	(4,279)	(239)	(2,337)
Total non-operating (expense) income	(52,714)	(36,834)	(26,475)
Profit before taxes	293,439	122,728	411,909
Income tax expense	(46,437)	(34,530)	(49,310)
Net profit	$ 247,002	$ 88,198	$ 362,599
Earnings per share
Basic and diluted	$ 5.81	$ 2.08	$ 8.55